UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 22, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     93

Form13F Information Table Value Total: $    1,450,606,175


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Abbott Labs                           Common Stock      2824100    $ 16,887,756           321,060     Sole          1        Sole
ABN AMRO Holding                      Common Stock      937102     $  1,896,000           100,000     Sole          1        Sole
ADC Telecommunications                Common Stock      886101     $      4,994             1,227     Sole          1        Sole
Agilent                               Common Stock      00846U101  $ 28,219,712           807,200     Sole          1        Sole
Albertsons                            Common Stock      13104104   $ 15,724,930           474,500     Sole          1        Sole
Allstate                              Common Stock      20002101   $ 20,267,382           536,600     Sole          1        Sole
American International Group          Common Stock      26874107   $  1,460,168            20,241     Sole          1        Sole
Amgen                                 Common Stock      31162100   $      4,476                75     Sole          1        Sole
Applied Materials                     Common Stock      38222105   $     24,639               454     Sole          1        Sole
AT& T Corp.                           Common Stock      1957109    $ 17,191,955         1,095,029     Sole          1        Sole
AT&T Wireless Services                Common Stock      00209A106  $    190,009            21,230     Sole          1        Sole
Bankamerica Corp.                     Common Stock      66050105   $ 59,603,377           876,263     Sole          1        Sole
Bellsouth Corp.                       Common Stock      79860102   $ 28,187,211           764,710     Sole          1        Sole
Berkshire Hathaway Inc. Cl A          Common Stock      84670108   $     71,100                 1     Sole          1        Sole
Boeing Co.                            Common Stock      97023105   $ 55,340,820         1,146,960     Sole          1        Sole
BP Amoco                              Common Stock      55622104   $ 28,796,555           542,308     Sole          1        Sole
Bristol Myers Squibb                  Common Stock      110122108  $ 50,303,966         1,242,380     Sole          1        Sole
Broadcom Corp.                        Common Stock      111320107  $      4,272               119     Sole          1        Sole
Caterpillar Inc.                      Common Stock      149123101  $ 19,067,490           335,400     Sole          1        Sole
Charles Schwab Corp.                  Common Stock      808513105  $     17,344             1,325     Sole          1        Sole
ChevronTexaco                         Common Stock      166764100  $ 23,480,491           260,114     Sole          1        Sole
Cisco Systems                         Common Stock      17275R102  $      3,725               220     Sole          1        Sole
Citigroup                             Common Stock      172967101  $ 13,881,298           280,317     Sole          1        Sole
Coca- Cola Co.                        Common Stock      191216100  $  2,636,517            50,450     Sole          1        Sole
Corning                               Common Stock      219350105  $     11,430             1,500     Sole          1        Sole
Dell Computer                         Common Stock      247025109  $ 51,503,724         1,972,567     Sole          1        Sole
Disney Co. (Walt)                     Common Stock      254687106  $    914,199            39,610     Sole          1        Sole
Dow Chemical                          Common Stock      260543103  $ 31,309,114           956,880     Sole          1        Sole
Du Pont de Nemours & Co.              Common Stock      263534109  $ 15,257,740           323,600     Sole          1        Sole
Duke Energy                           Common Stock      264399106  $ 57,846,587         1,530,333     Sole          1        Sole
Dura Automotive Systems               Common Stock      265903104  $  2,425,005           126,500     Sole          1        Sole
EMC Corp.                             Common Stock      268648102  $     12,933             1,085     Sole          1        Sole
Exxon Mobil Corp.                     Common Stock      30231G102  $ 32,571,870           743,141     Sole          1        Sole
Federal Natl. Mtge. Assn.             Common Stock      313586109  $ 49,954,556           625,370     Sole          1        Sole
Fleming Companies Inc. Series B 10 5/8% due 7/31/2007
                                      Corporate Bond    339130AL0  $    511,875               500     Sole          1        Sole
Ford Motor Co.                        Common Stock      345370100  $ 49,605,911         3,008,242     Sole          1        Sole
Freddie Mac                           Common Stock      313400301  $     28,136               444     Sole          1        Sole
Gap Stores Inc. 6.9% due 9/15/2007    Corporate Bond    364760AA6  $    175,114               200     Sole          1        Sole
Gateway                               Common Stock      367626108  $  3,948,736           624,800     Sole          1        Sole
General Electric                      Common Stock      369604103  $ 20,459,422           546,313     Sole          1        Sole
General Motors Corp.                  Common Stock      370442105  $ 54,859,584           907,520     Sole          1        Sole
Golden West Financial Corp.           Common Stock      381317106  $     24,130               380     Sole          1        Sole
Grubb & Ellis                         Common Stock      400095204  $    801,600           334,000     Sole          1        Sole
Hewlett Packard Co.                   Common Stock      428236103  $ 17,765,085           990,250     Sole          1        Sole
Home Depot                            Common Stock      437076102  $  2,591,521            53,313     Sole          1        Sole
Intel Corp.                           Common Stock      458140100  $ 24,667,376           811,160     Sole          1        Sole
International Absorbents              Common Stock      4.59E+207  $    326,656           140,800     Sole          1        Sole
International Airline Support         Common Stock      458865201  $    666,820           476,300     Sole          1        Sole
International Business Machines       Common Stock      459200101  $ 56,950,400           547,600     Sole          1        Sole
Ishares Russell 2000 Index            Common Stock      464287655  $  1,706,630            17,000     Sole          1        Sole
Ishares Russell 2000 Index value      Common Stock      464287630  $    981,050             7,000     Sole          1        Sole
Johnson & Johnson                     Common Stock      478160104  $ 19,023,856           292,900     Sole          1        Sole
Jones Lang LaSalle                    Common Stock      48020Q107  $  1,286,915            58,100     Sole          1        Sole
KLM Royal Dutch Airlines              Common Stock      482516309  $  1,727,464           119,300     Sole          1        Sole
Levi Strauss & Co. 11 5/8% due 1/15/2008
                                      Corporate Bond    52736RAK8  $    314,250               300     Sole          1        Sole
Manpower Inc.                         Common Stock      56418H100  $  1,730,160            44,500     Sole          1        Sole
McDonalds Corp.                       Common Stock      580135101  $ 34,151,925         1,230,700     Sole          1        Sole
Media Arts Group                      Common Stock      58439C102  $  1,306,293           412,080     Sole          1        Sole
Merck & Co.                           Common Stock      589331107  $ 53,564,371           930,260     Sole          1        Sole
Merrill Lynch                         Common Stock      590188101  $ 23,259,600           420,000     Sole          1        Sole
Microsoft Corp.                       Common Stock      594918104  $  4,449,672            73,780     Sole          1        Sole
Midwest Express Holding               Common Stock      597911106  $  1,180,070            64,520     Sole          1        Sole
Minnesota Mining & Mfg.               Common Stock      604059105  $ 11,070,863            96,260     Sole          1        Sole
Mutual Risk Management Ltd            Common Stock      628351108  $    850,000         1,000,000     Sole          1        Sole
Network Appliance                     Common Stock      64120L104  $     15,733               772     Sole          1        Sole
Northern Trust Corp                   Common Stock      665859104  $     25,246               420     Sole          1        Sole
Oracle Corporation                    Common Stock      68389X105  $     17,933             1,401     Sole          1        Sole
Paychex                               Common Stock      704326107  $     26,202               660     Sole          1        Sole
Pepsico                               Common Stock      713448108  $  1,903,440            36,960     Sole          1        Sole
Pfizer                                Common Stock      717081103  $  4,540,454           114,254     Sole          1        Sole
PNC Bank                              Common Stock      693475105  $ 52,739,112           857,686     Sole          1        Sole
Procter & Gamble Co.                  Common Stock      742718109  $ 21,585,564           239,600     Sole          1        Sole
Qualcomm                              Common Stock      747525103  $     10,690               284     Sole          1        Sole
Qwest Capital Funding 7 3/4% due 8/15/2006
                                      Corporate Bond    74913EAC4  $    422,069               500     Sole          1        Sole
Remedytemp Inc                        Common Stock      759549108  $  1,368,280            86,600     Sole          1        Sole
Rush Enterprises                      Common Stock      781846100  $    817,920           113,600     Sole          1        Sole
Safeway                               Common Stock      786514208  $     27,912               620     Sole          1        Sole
Sara Lee Corp.                        Common Stock      803111103  $ 49,300,848         2,374,800     Sole          1        Sole
SBC Communications                    Common Stock      78387G103  $ 27,231,722           727,343     Sole          1        Sole
Sea Container Ltd. Cl A 9 1/2% due 7/1/2003
                                      Corporate Bond    811371AD5  $    308,750               325     Sole          1        Sole
Sears Roebuck & Co.                   Common Stock      812387108  $ 20,754,096           404,800     Sole          1        Sole
South African Breweries               Common Stock      836220103  $  2,469,012           357,000     Sole          1        Sole
Staff Leasing                         Common Stock      852381102  $    274,350            93,000     Sole          1        Sole
Sysco Corp.                           Common Stock      871829107  $     25,943               870     Sole          1        Sole
Tellabs Inc.                          Common Stock      879664100  $  2,460,450           235,000     Sole          1        Sole
Texas Instruments                     Common Stock      882508104  $ 35,302,971         1,066,555     Sole          1        Sole
Trammell Crow Co.                     Common Stock      89288R106  $  1,470,300           101,400     Sole          1        Sole
Verizon                               Common Stock      92343V104  $ 36,640,695           794,809     Sole          1        Sole
Wachovia Corp.                        Common Stock      929903102  $ 65,197,764         1,758,300     Sole          1        Sole
Wal-Mart Stores                       Common Stock      931142103  $  3,267,290            53,300     Sole          1        Sole
Washington Mutual                     Common Stock      939322103  $ 54,962,670         1,659,000     Sole          1        Sole
Wyeth                                 Common Stock      983024100  $ 52,375,570           797,800     Sole          1        Sole
Yahoo!                                Common Stock      984332106  $      4,359               236     Sole          1        Sole

====================================================================================================================================
